Shareholder Report, Line Graph (Details) 194682_Themes Generative Artificial Intelligence ETF_TF_TSR Annual {TF} - USD ($)			12 Months Ended
	Sep. 30, 2024	Dec. 08, 2023	Sep. 30, 2025
Themes Generative Artificial Intelligence ETF
Account Value [Line Items]
Line Graph and Table Measure Name			Themes Generative Artificial Intelligence ETF
Accumulated Value	$ 11,935	$ 10,000	$ 17,493
MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI ACWI Index
Accumulated Value	12,405	10,000	$ 14,548
Solactive Generative Artificial Intelligence Index
Account Value [Line Items]
Line Graph and Table Measure Name			Solactive Generative Artificial Intelligence Index
Accumulated Value	$ 12,002	$ 10,000	$ 17,684